Customer Relationships - Schedule of Customer Relationship (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Less: accumulated amortization	$ (125,000)	$ (62,500)
Total	$ 125,000	187,500
Successor [Member]
Customer relationships		250,000
Less: accumulated amortization		(62,500)
Total		$ 187,500
Predecessor [Member]
Customer relationships
Less: accumulated amortization			0
Total